CLOUGH FUNDS TRUST 1290 Broadway, Suite 1000 Denver, CO 80203

March 1, 2022

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Clough Funds Trust (the “Registrant”) (File No. 333-204408), on behalf of the Clough Global Long/Short Fund (the “Fund”), a series of the Registrant

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective February 28, 2022, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 16 on February 28, 2022.

Please address any comments on this filing to the undersigned at 720-917-0864.

Sincerely,

/s/ Sareena Khwaja-Dixon
Sareena Khwaja-Dixon
Secretary
Enclosures